Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (9,579,760)	$ 1,896,188	$ (938,413)
Net loss/(income) from discontinued operations, net of tax	9,944,851	(1,954,515)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Loss (Gain) on disposals of equipment	(89,943)	679,635	(25,070)
Allowance for credit losses	(521,454)	814,882	140,204
Written-off of allowance for credit losses			136,602
Amortization of deferred financing fees	106	223,904	55,640
Depreciation for property and equipment	878,565	2,193,898	1,438,310
Deferred income tax (benefit) expenses	(115,593)	(187,201)	(2,832)
Changes in operating assets and liabilities:
Accounts receivable	(15,080,021)	(370,912)	1,633,476
Prepayments	(8,861,530)	4,446,773	(3,838,690)
Other receivables	(89,881)	7,335,742	3,444,875
Loans receivable	(3,040,646)	(16,621,319)	(11,070,827)
Deposits	77,456	(99,445)	(9,470,731)
Accounts payable	11,118,176	1,686,462	(874,843)
Other payables and accrued liabilities	3,117,965	(6,833,769)	(2,989,501)
Tax payables	(109,648)	126,848	(1,422,362)
Net cash provided/(used in) by continuing operating activities	(12,351,357)	(6,662,829)	(23,784,162)
Net cash provided/(used in) by discontinued operating activities	2,271,892	2,708,874
Net cash provided/(used in) operating activities	(10,079,465)	(3,953,955)	(23,784,162)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of equipment		(12,243)	(199,481)
Proceeds from disposal of equipment	89,950	24,906
Cash from acquisition of subsidiary		2,714,240	1,477,065
Net cash provided/(used in) by continuing investing activities	89,950	2,726,903	1,277,584
Net cash provided/(used in) by discontinued investing activities
Net cash provided/(used in) investing activities	89,950	2,726,903	1,277,584
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	2,896,570	20,528,594	6,665,840
Repayment of short-term bank borrowings	(5,178,651)	(17,070,793)	(7,433,187)
Proceeds from long-term bank borrowings	242,864	444,345	465,059
Repayment of long-term bank borrowings	(547,485)	(92,594)	(22,146)
Proceeds from other financial institutions	14,290,807
Repayments of loans from other financial institutions	(1,250,461)		(300,279)
Repayments of obligations under finance leases	(40,151)	(417,165)	(98,972)
Amounts advanced from related parties	3,672,219	949,020	6,787,477
Repayments to related parties	(2,047,951)	(1,455,845)	(7,864,254)
Proceeds from private placement			18,465,009
Net cash provided/(used in) by continuing financing activities	12,037,761	2,885,562	16,664,547
Net cash provided/(used in) by discontinued financing activities	(3,484,697)	(2,092,305)
Net cash provided/(used in) financing activities	8,553,064	793,257	16,664,547
Effect of exchange rate change on cash and restricted cash	(8,585)	368,989	(11,477)
Net (decrease) increase in cash and restricted cash	(1,682,571)	(64,806)	(5,853,508)
Cash, restricted cash at beginning of the year	5,687,311	5,752,117	11,605,625
Cash, restricted cash at end of the year	4,004,740	5,687,311	5,752,117
Less: Cash and restricted cash of discontinued operations at end of the year	328,358	1,834,006
Cash and restricted cash of continuing operations at end of the year	3,676,382	3,853,305	5,752,117
Supplemental disclosure of cash flow information:
Interest paid	611,713	290,107	396,187
Income tax paid	195,237	77,177	1,435,366
Supplemental non-cash investing and financing information:
Non-cash capital leases to acquire revenue equipment	52,977		102,054
Uncollected receivable from disposal of revenue equipment			$ 175,215